CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 8,693	$ 12,794
Restricted cash	1,470	650
Accounts receivable		18,738
Inventories	54,384	21,611
Prepaid expenses	6,273	4,965
Other current assets	679	279
Total current assets	91,043	59,037
Property and equipment, net	8,328	1,198
Intangible assets, net	639,165	79,574
Goodwill	334,620	44,489
Right-of-use asset, net	16,384	0
Other non-current assets	535	288
TOTAL ASSETS	1,090,075	184,586
CURRENT LIABILITIES:
Accounts payable		12,680
Current portion of lease liabilities	2,041	0
Current portion of long-term debt	20,095	15,442
Other current liabilities (including related party liability of $9,914 as of December 31, 2022)	26,123	12,683
Total current liabilities	72,505	40,805
Long-term debt, net	159,229	103,423
Derivative warrant liabilities	18,311	0
Long-term lease liabilities	17,882	0
Deferred income tax liabilities	22,250	548
Other non-current liabilities	0	571
TOTAL LIABILITIES	290,177	145,347
COMMITMENTS AND CONTINGENCIES (NOTE 18)
SHAREHOLDERS' EQUITY:
Common shares		4,000
Additional paid-in capital	796,038	100,113
Accumulated deficit	(156,780)	(64,849)
Accumulated other comprehensive loss	(29)	(25)
TOTAL CONTROLLING SHAREHOLDERS' EQUITY	639,239	39,239
Noncontrolling interest	160,659	0
TOTAL SHAREHOLDERS' EQUITY	799,898	39,239
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,090,075	184,586
Nonrelated Party
CURRENT ASSETS:
Accounts receivable	19,259	18,738
CURRENT LIABILITIES:
Accounts payable	23,873	12,680
Related Party
CURRENT ASSETS:
Accounts receivable	285	0
CURRENT LIABILITIES:
Accounts payable	373	$ 0
Other current liabilities (including related party liability of $9,914 as of December 31, 2022)	9,914
Class A Ordinary Shares
SHAREHOLDERS' EQUITY:
Common shares	8
Class B Ordinary Shares
SHAREHOLDERS' EQUITY:
Common shares	$ 2